Business Combinations and Divestiture	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations and Divestiture
Note 3. Business Combinations and Divestiture
The Business Combination
As discussed in Note 1—
Overview of the Company
, on June 16, 2021, a business combination between Wilco Holdco and FAII was consummated, which was accounted for as a reverse recapitalization of Wilco Holdco, Inc. At the time of the Business Combination, stockholders of Wilco Holdco, Inc. received 130.3 million shares of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), for the outstanding shares of Wilco Holdco common stock, par value $0.01 per share, that such stockholders owned. Upon distribution of shares of Common Stock to holders of vested and unvested Incentive Common Units (“ICUs”) granted prior to the Business Combination under the Wilco Acquisition, LP 2016 Equity Incentive Plan, 2.0 million of these shares were restricted subject to vesting requirements, resulting in total unrestricted shares of 128.3 million and an exchange ratio of 136.7 unrestricted shares of ATI Physical Therapy, Inc. for every previously outstanding Wilco Holdco share.
Immediately following the Business Combination, there were 207.3 million shares issued and 196.6 million outstanding shares of common stock of ATI Physical Therapy, Inc., consisting of the following (in thousands):

Class A Common Shares
FAII Class A common stock prior to Business Combination	34,500
FAII Class F common stock prior to Business Combination (1)	8,625
Less: FAII Class A common stock redemptions	(8,988)

FAII common shares (Class A and Class F)	34,137

Add: Shares issued to Wilco Holdco stockholders (2, 3)	130,300
Add: Shares issued through PIPE investment	30,000
Add: Shares issued to Wilco Holdco Series A Preferred stockholders	12,845

Total shares issued as of the Closing Date of the Business Combination (4)	207,282

Less: Vesting Shares (1)	(8,625)
Less: Restricted shares (3)	(2,014)

Total shares outstanding as of the Closing Date of the Business Combination (4)	196,643

(1)
Per the Merger Agreement, as of the closing of the Business Combination, all Class F shares converted into the equivalent number of Class A common shares and became subject to certain vesting and forfeiture provisions (“Vesting Shares”) as detailed in Note 14—
Contingent Common Shares Liability.

(2)
Includes 1.2 million unrestricted shares upon distribution to holders of vested ICUs under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.

(3)
Includes 2.0 million restricted shares upon distribution to holders of unvested ICUs under the Wilco Acquisition, LP 2016 Equity Incentive Plan. Refer to Note 10—
Share-Based Compensation
for further details.

(4)
Excludes 15.0 million Earnout Shares, 6.9 million Public Warrants and 3.0 million Private Placement Warrants to purchase Class A common stock. Refer to Note 13—
Warrant Liability
and Note 14—
Contingent Common Shares Liability
for further details.

PIPE investment
Concurrently with the closing of the Business Combination, pursuant to Subscription Agreements executed between FAII and certain investors, 30.0 million shares of Class A common stock (the “PIPE” investment) were newly issued in a private placement at a purchase price of $10.00 per share for an aggregate purchase price of $300.0 million. The initial PIPE investment included 7.5 million shares of Class A common stock newly issued to certain investment funds managed by affiliates of Fortress Investment Group LLC (“Fortress”) at a purchase price of $10.00 per share for an aggregate purchase price of $75.0 million.
Wilco Holdco Series A Preferred Stock
Immediately following the Business Combination, all holders of the previously outstanding shares of Wilco Holdco Series A Preferred Stock received a proportionate share of $59.0 million and 12.8 million shares of ATI Physical Therapy, Inc. Class A common stock based on the terms of the Merger Agreement. Refer to Note 12—
Redeemable Preferred Stock
for further details.
Earnout Shares
Subject to the terms and conditions of the Merger Agreement, certain stockholders of Wilco Holdco, Inc. were provided the contingent right to receive, in the aggregate, up to 15.0 million shares of Class A common stock that may be issued pursuant to an earnout arrangement if certain Class A common stock price targets are achieved between the Closing Date and the 10 year anniversary of the Closing Date (“Earnout Shares”). The Earnout Shares are subject to acceleration in the event of a sale or other change in control if the holders of Class A common stock would receive a per share price in excess of the applicable Earnout Shares price target.
On the date of the Business Combination, the Company recorded a liability related to the Earnout Shares of $140.0 million. During the period from June 16, 2021 to December 31, 2021, the fair value of the Earnout Shares decreased to $28.8 million, resulting in a gain of $111.2 million for the year ended December 31, 2021, recorded as a component of change in fair value of contingent common shares liability in the consolidated statements of operations. Refer to Note 14—
Contingent Common Shares Liability
and Note 15
- Fair Value Measurements
for further details.
Vesting Shares
Pursuant to the Sponsor Letter Agreement executed in connection with the Merger Agreement, 8.6 million shares of Class F common stock of FAII outstanding immediately prior to the Business Combination converted to potential Class A common shares and became subject to certain vesting and forfeiture provisions (“Vesting Shares”). The Vesting Shares are subject to acceleration in the event of a sale or other change in control if the holders of Class A common stock would receive a per share price in excess of the applicable Vesting Shares price target.
On the date of the Business Combination, the Company recorded a liability related to the Vesting Shares of $80.5 million. During the period from June 16, 2021 to December 31, 2021, the fair value of the Vesting Shares decreased to $16.6 million, resulting in a gain of $63.9 million for the year ended December 31, 2021, recorded as a component of change in fair value of contingent common shares liability in the consolidated statements of operations. Refer to Note 14—
Contingent Common Shares Liability
and Note 15
- Fair Value Measurements
for further details.
Warrants
Immediately following the Business Combination, the Company had outstanding Public Warrants to purchase an aggregate of 6.9 million shares of the Company’s Class A common stock (“Public Warrants”) and outstanding Private Placement Warrants to purchase an aggregate of 3.0 million shares of the Company’s Class A common stock (“Private Placement Warrants”) (collectively, the “Warrants”). In conjunction with the Business Combination, 3.0 million Private Placement Warrants were transferred and surrendered for no consideration based on terms of the Sponsor Letter Agreement.
On the date of the Business Combination, the Company recorded a liability related to the Warrants of $26.9 million. During the period from June 16, 2021 to December 31, 2021, the fair value of the Warrants decreased to $4.3 million, resulting in a gain of $22.6 million for the year ended December 31, 2021, recorded as change in fair value of warrant liability in the consolidated statements of operations. Refer to Note 13—
Warrant Liability
and Note 15
- Fair Value Measurements
for further details.
The following table reflects the components of cash movement related to the Business Combination, PIPE investment and debt repayments (in thousands):

Cash in trust with FAII as of the Closing Date of the Business Combination	$345,036
Cash used for redemptions of FAII Class A common stock	(89,877)
FAII transaction costs paid at closing	(25,821)

Cash inflow from Business Combination	229,338
Wilco Holdco, Inc. transaction costs offset against proceeds	(19,233)

Net proceeds from FAII in Business Combination	210,105
Cash proceeds from PIPE investment	300,000
Repayment of second lien subordinated loan	(231,335)
Partial repayment of first lien term loan	(216,700)
Cash payment to Wilco Holdco Series A Preferred stockholders	(59,000)
Wilco Holdco, Inc. transaction costs expensed during the year ended December 31, 2021	(5,543)

Net decrease in cash related to Business Combination, PIPE investment and debt repayments	$(2,473)

For the year ended December 31, 2021, the Company expensed $5.5 million in transaction costs related to the Business Combination, which are classified as selling, general and administrative expenses in the consolidated statement of operations. In addition, $19.2 million of Wilco Holdco, Inc. transaction costs related to the Business Combination were offset against additional paid-in
capital in the consolidated statements of changes in stockholders’ equity as these costs were determined to be directly attributable to the recapitalization.
Home Health divestiture
On August 25, 2021, the Company entered into an agreement to divest its Home Health service line. On October 1, 2021, the transaction closed with a sale price of $7.3 million, and the Company recognized a gain of $5.8 million in other expense (income), net in its consolidated statement of operations. The major classes of assets and liabilities associated with the Home Health service line consisted of predominantly accounts receivable, accrued expenses and other liabilities which were not material.
2021 acquisitions
During the fourth quarter of 2021, the Company completed 3 acquisitions consisting of 7 total clinics. The Company paid approximately $4.5 million in cash and $1.4 million in future payment consideration, subject to certain time or performance conditions set out in the purchase agreements, to complete the acquisitions. The acquisitions qualified for purchase accounting treatment under ASC Topic 805,
Business Combinations,
whereby the purchase price was allocated to the assets acquired and liabilities assumed based upon their estimated fair values on the respective acquisition dates. Of the total amount of consideration, $5.5 million was allocated to goodwill based on management’s valuations, which are preliminary and subject to completion of the Company’s valuation analysis through the
12
month measurement period. Goodwill represents the future economic benefits arising from the other assets acquired that could not be individually identified and separately recognized, such as assembled workforce, synergies, and location. The entire amount of goodwill recorded from these purchases will be deductible for income tax purposes. Acquisition-related costs to complete the transactions, net operating revenue and net income recognized in 2021 related to the acquisitions were not material, individually and in the aggregate. Unaudited proforma consolidated financial information for the acquisitions have not been included as the results are not material, individually and in the aggregate.